Note Segment Reporting - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number Of Operating Segments	2
Factors Used To Identify Entitys Reportable Segments	Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.
Description Of Types Of Products And Services From Which Each Reportable Segment Derives Its Revenues	Banco Popular de Puerto Rico: Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation’s results of operations and total assets at December 31, 2015, additional disclosures are provided for the business areas included in this reportable segment, as described below: Commercial banking represents the Corporation’s banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR. Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally on residential mortgage loan originations. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR. Other financial services include the trust and asset management service units of BPPR, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Insurance V.I., Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income. Banco Popular North America: Banco Popular North America’s reportable segment consists of the banking operations of BPNA, E-LOAN, Popular Equipment Finance, Inc. and Popular Insurance Agency, U.S.A. BPNA operates through a retail branch network in the U.S. mainland under the name of Popular Community Bank, while E-LOAN supports BPNA’s deposit gathering through its online platform. All direct lending activities at E-LOAN were ceased during the fourth quarter of 2008. During the third quarter of 2015, BPNA and E-LOAN completed an asset purchase and sale transaction in which E-LOAN sold to BPNA all of its outstanding loan portfolio, including residential mortgage loans and home equity lines of credit, which had a carrying value of approximately $213 million. Prior to this transaction, the Corporation provided additional disclosures for the BPNA reportable segment related to E-LOAN. After the close of the above mentioned asset purchase and sale transaction, additional disclosures with respect to E-LOAN are no longer considered relevant to the financial statements and accordingly are not presented. Popular Equipment Finance, Inc. also holds a running-off loan portfolio as this subsidiary ceased originating loans during 2009. Popular Insurance Agency, U.S.A. offers investment and insurance services across the BPNA branch network.
Loans held-in-portfolio	$ 22,453,813		$ 19,498,286
Banco Popular North America | Intercompany purchase of Eloan outstanding loans portfolio
Segment Reporting Information [Line Items]
Loans held-in-portfolio		$ 213,000